Related Party Transactions - Summary of Related Party Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Ownership, percentage	100.00%	100.00%
Power purchased	$ 3,652	$ 3,724
Revenues	7,844	7,780
Capital contribution received from OPG	2	12
Transmission [Member]
Related Party Transaction [Line Items]
Revenues	2,214	2,077
Distribution [Member]
Related Party Transaction [Line Items]
Revenues	5,582	5,660
The Province [Member]
Related Party Transaction [Line Items]
Dividends paid	330	312
IESO [Member]
Related Party Transaction [Line Items]
Power purchased	2,297	2,374
Funding received related to CDM programs	3	3
IESO [Member] | Amounts Related To Electricity Rebates [Member]
Related Party Transaction [Line Items]
Related party transaction amount	897	1,031
IESO [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues	2,195	2,062
IESO [Member] | Electricity, US Regulated [Member]
Related Party Transaction [Line Items]
Revenues	250	247
IESO [Member] | Distribution [Member]
Related Party Transaction [Line Items]
Revenues	46	35
OPG [Member]
Related Party Transaction [Line Items]
Power purchased	16	20
Related party transaction amount	2	2
Capital contribution received from OPG	5	5
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues	2	2
OPG [Member] | Distribution [Member]
Related Party Transaction [Line Items]
Revenues	5	5
OPG [Member] | Electric Other [Member]
Related Party Transaction [Line Items]
Revenues	1	1
OEFC [Member]
Related Party Transaction [Line Items]
Power purchased	1	2
OEB [Member]
Related Party Transaction [Line Items]
OEB fees	12	10
Ontario Charging Network [Member]
Related Party Transaction [Line Items]
Related party transaction amount	$ 0	$ 4
Province [Member]
Related Party Transaction [Line Items]
Ownership, percentage	47.10%	47.20%
Wataynikaneyap Power LP [Member] | IESO [Member] | Distribution [Member]
Related Party Transaction [Line Items]
Revenues	$ 54	$ 0